Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Equity attributable to owners of parent [member]	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Non-controlling interests [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Number of shares issued, beginning (shares) at Dec. 31, 2020			210,258,667
Equity, beginning at Dec. 31, 2020	$ 2,605,839	$ 2,602,519	$ 3,132,140	$ 93,409	$ (623,030)	$ 3,320	$ 0
Profit (loss)	98,562	97,428			97,428	1,134
Other comprehensive income	0
Comprehensive income	98,562
Shares issued on the exercise of stock options, shares			65,780
Increase (decrease) through exercise of options, equity	619	619	$ 762	(143)
Shares issued as compensation, shares (Note 19)			133,077
Increase (decrease) through share-based payment transactions, equity	3,312	3,312	$ 3,312
Increase (decrease) through share-based payment transactions, option grants	109	109		109
Dividends recognised as distributions to non-controlling interests	(933)	(933)			(933)
Dividends recognised as distributions to owners of parent	(71,500)	(71,500)			(71,500)
Number of shares issued, ending (shares) at Dec. 31, 2021			210,457,524
Equity, ending at Dec. 31, 2021	2,636,008	2,631,554	$ 3,136,214	93,375	(598,035)	4,454	0
Profit (loss)	(340,063)	(341,748)			(341,748)	1,685
Other comprehensive income	(3,008)	(3,008)					(3,008)
Comprehensive income	(343,071)	(344,756)			(341,748)	1,685	(3,008)
Shares issued on the exercise of stock options, shares			79,542
Increase (decrease) through exercise of options, equity	940	940	$ 1,283	(343)
Shares issued as compensation, shares (Note 19)			143,768
Increase (decrease) through share-based payment transactions, equity	2,497	2,497	$ 2,497
Increase (decrease) through share-based payment transactions, option grants	241	241		241
Dividends recognised as distributions to non-controlling interests	(269)	(269)			269
Dividends recognised as distributions to owners of parent	(94,728)	(94,728)			94,728
Number of shares issued, ending (shares) at Dec. 31, 2022			210,680,834
Equity, ending at Dec. 31, 2022	$ 2,201,618	$ 2,195,479	$ 3,139,994	$ 93,273	$ (1,034,780)	$ 6,139	$ (3,008)